Investment Portfolio - July 31, 2020

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 99.1%

Communication Services - 10.5%
Entertainment - 4.1%
Activision Blizzard, Inc.	10,485	$866,376
Electronic Arts, Inc.*	7,120	1,008,334
The Walt Disney Co.	5,280	617,443
		2,492,153
Interactive Media & Services - 4.3%
Alphabet, Inc. - Class A*	775	1,153,161
Alphabet, Inc. - Class C*	105	155,711
Facebook, Inc. - Class A*	5,170	1,311,474
		2,620,346
Media - 2.1%
Charter Communications, Inc. - Class A*	2,270	1,316,600
Total Communication Services		6,429,099
Consumer Discretionary - 14.2%
Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc.	7,895	592,520
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc.*	535	1,693,104
Booking Holdings, Inc.*	270	448,775
Expedia Group, Inc.	17,815	1,443,193
		3,585,072
Multiline Retail - 3.4%
Dollar General Corp.	4,685	892,024
Dollar Tree, Inc.*	12,755	1,190,679
		2,082,703
Specialty Retail - 2.7%
AutoZone, Inc.*	625	754,637
The TJX Companies, Inc.	17,845	927,762
		1,682,399
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. - Class B	7,645	746,228
Total Consumer Discretionary		8,688,922
Consumer Staples - 9.2%
Beverages - 5.0%
The Coca-Cola Co.	35,675	1,685,287
Constellation Brands, Inc. - Class A	2,610	465,102
PepsiCo, Inc.	6,670	918,192
		3,068,581
Food & Staples Retailing - 1.0%
Sysco Corp.	11,330	598,791
Food Products - 3.2%
Mondelez International, Inc. - Class A	35,295	1,958,520
Total Consumer Staples		5,625,892
Energy - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Cabot Oil & Gas Corp.	71,475	1,336,583

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	3,300	$277,002
Concho Resources, Inc.	10,680	561,127
ConocoPhillips	16,845	629,835
EOG Resources, Inc.	16,335	765,295
EQT Corp.	47,020	682,730
Exxon Mobil Corp.	5,755	242,170
Pioneer Natural Resources Co.	6,165	597,512
Total Energy		5,092,254
Financials - 10.4%
Capital Markets - 8.1%
BlackRock, Inc.	1,625	934,391
Cboe Global Markets, Inc.	8,525	747,643
CME Group, Inc.	4,990	829,238
Intercontinental Exchange, Inc.	10,030	970,703
Moody's Corp.	2,545	715,909
S&P Global, Inc.	2,125	744,281
		4,942,165
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. - Class B*	4,125	807,593
Insurance - 1.0%
W. R. Berkley Corp.	9,775	603,606
Total Financials		6,353,364
Health Care - 12.2%
Biotechnology - 2.3%
BioMarin Pharmaceutical, Inc.*	2,370	283,950
Incyte Corp.*.	2,835	279,985
Seattle Genetics, Inc.*	2,835	471,375
Vertex Pharmaceuticals, Inc.*	1,320	359,040
		1,394,350
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp.*	12,075	465,733
IDEXX Laboratories, Inc.*	890	353,997
Intuitive Surgical, Inc.*	550	376,992
West Pharmaceutical Services, Inc.	1,305	350,875
		1,547,597
Health Care Providers & Services - 3.1%
Humana, Inc.	2,300	902,635
UnitedHealth Group, Inc.	3,410	1,032,480
		1,935,115
Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	2,315	958,294
Pharmaceuticals - 2.7%
Johnson & Johnson	9,140	1,332,246
Zoetis, Inc.	2,160	327,629
		1,659,875
Total Health Care		7,495,231

Investment Portfolio - July 31, 2020

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 2.8%
Commercial Services & Supplies - 0.8%
Copart, Inc.*	5,480	$511,010
Professional Services - 1.0%
Insperity, Inc.	8,635	577,336
Road & Rail - 1.0%
Norfolk Southern Corp.	3,215	617,955
Total Industrials		1,706,301
Information Technology - 22.3%
Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	5,490	638,212
IT Services - 9.0%
Mastercard, Inc. - Class A	6,055	1,868,149
PayPal Holdings, Inc.*	8,030	1,574,442
Square, Inc. - Class A*	2,405	312,290
Verra Mobility Corp.*	38,005	388,791
Visa, Inc. - Class A	7,080	1,348,032
		5,491,704
Semiconductors & Semiconductor Equipment - 3.5%
Micron Technology, Inc.*	29,580	1,480,627
NVIDIA Corp.	1,535	651,746
		2,132,373
Software - 8.8%
Anaplan, Inc.*	10,535	478,395
Microsoft Corp.	11,230	2,302,262
salesforce.com, Inc.*	4,705	916,769
ServiceNow, Inc.*	3,885	1,706,292
		5,403,718
Total Information Technology		13,666,007

	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 5.1%
Chemicals - 1.6%
FMC Corp.	9,510	$1,008,536
Construction Materials - 1.5%
Martin Marietta Materials, Inc.	1,435	297,303
Vulcan Materials Co.	5,055	593,558
		890,861
Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	42,190	588,129
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	22,060	285,015
Southern Copper Corp. (Peru)	7,465	326,295
		611,310
Total Materials		3,098,836
Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 4.1%
American Tower Corp.	3,475	908,330
Equinix, Inc.	860	675,513
SBA Communications Corp.	3,050	950,197
Total Real Estate		2,534,040
TOTAL COMMON STOCKS
(Identified Cost $43,964,878)		60,689,946

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares, 0.71%[1]
(Identified Cost $667,497)	667,497	667,497

TOTAL INVESTMENTS - 100.2%
(Identified Cost $44,632,375)		61,357,443
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(128,652)
NET ASSETS - 100%		$61,228,791

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - July 31, 2020

(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,429,099	$6,429,099	$—	$—
Consumer Discretionary	8,688,922	8,688,922	—	—
Consumer Staples	5,625,892	5,625,892	—	—
Energy	5,092,254	5,092,254	—	—
Financials	6,353,364	6,353,364	—	—
Health Care	7,495,231	7,495,231	—	—
Industrials	1,706,301	1,706,301	—	—
Information Technology	13,666,007	13,666,007	—	—
Materials	3,098,836	3,098,836	—	—
Real Estate	2,534,040	2,534,040	—	—
Short-Term Investment	667,497	667,497	—	—
Total assets	$61,357,443	$61,357,443	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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